UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

Rainier Growth Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Common Stocks 98.9%		$1,012,827,060

(Cost $866,089,801)

Consumer Discretionary 23.6%		242,097,141

Hotels, Restaurants & Leisure 2.0%
Las Vegas Sands Corp.	393,620	20,834,303

Internet & Catalog Retail 6.9%
Amazon.com, Inc. (I)	126,520	35,133,339
Expedia, Inc.	345,290	20,769,194
priceline.com, Inc. (I)(L)	17,360	14,358,977

Media 7.6%
Discovery Communications, Inc., Class A (I)(L)	188,450	14,550,225
Liberty Global PLC, Class A (I)	343,210	25,424,997
Sirius XM Radio, Inc. (L)	4,705,360	15,762,956
The Walt Disney Company	351,830	22,218,065

Specialty Retail 2.1%
The Home Depot, Inc.	273,820	21,212,835

Textiles, Apparel & Luxury Goods 5.0%
Michael Kors Holdings, Ltd. (I)	361,090	22,394,802
Ralph Lauren Corp.	90,540	15,730,420
Under Armour, Inc., Class A (I)(L)	229,560	13,707,028

Consumer Staples 7.2%		73,816,732

Beverages 2.0%
Anheuser-Busch InBev NV, ADR	68,790	6,208,985
Diageo PLC, ADR	124,290	14,287,136

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	102,960	11,384,287
CVS Caremark Corp.	242,350	13,857,573

Household Products 1.0%
Church & Dwight Company, Inc.	172,470	10,643,124

Personal Products 1.7%
The Estee Lauder Companies, Inc., Class A	265,100	17,435,627

Energy 4.6%		47,151,955

Energy Equipment & Services 0.9%
Cameron International Corp. (I)	152,220	9,309,775

Oil, Gas & Consumable Fuels 3.7%
Anadarko Petroleum Corp.	174,480	14,993,066
EOG Resources, Inc.	173,520	22,849,114

Financials 6.9%		70,173,352

Capital Markets 3.1%
BlackRock, Inc.	47,980	12,323,663
The Goldman Sachs Group, Inc.	126,970	19,204,213

Consumer Finance 1.8%
Discover Financial Services	390,380	18,597,703

Diversified Financial Services 2.0%
IntercontinentalExchange, Inc. (I)(L)	112,780	20,047,773

1

Rainier Growth Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Health Care 11.3%		$116,051,229

Biotechnology 6.5%
BioMarin Pharmaceutical, Inc. (I)	233,110	13,005,207
Celgene Corp. (I)	147,940	17,295,665
Gilead Sciences, Inc. (I)(L)	565,170	28,942,356
Regeneron Pharmaceuticals, Inc. (I)	33,450	7,522,236

Health Care Providers & Services 1.2%
Catamaran Corp. (I)	246,280	11,998,762

Life Sciences Tools & Services 1.1%
Illumina, Inc. (I)(L)	146,640	10,974,538

Pharmaceuticals 2.5%
Actavis, Inc. (I)	59,450	7,503,779
Allergan, Inc.	223,275	18,808,686

Industrials 12.1%		123,706,223

Aerospace & Defense 3.8%
Honeywell International, Inc.	199,860	15,856,892
Precision Castparts Corp.	103,700	23,437,237

Building Products 1.1%
Fortune Brands Home & Security, Inc.	288,080	11,160,219

Electrical Equipment 3.1%
AMETEK, Inc.	393,385	16,640,186
Eaton Corp. PLC	219,900	14,471,619

Machinery 1.5%
Cummins, Inc.	140,990	15,291,775

Professional Services 1.0%
Verisk Analytics, Inc., Class A (I)	176,780	10,553,766

Road & Rail 1.6%
Kansas City Southern	153,780	16,294,529

Information Technology 26.7%		273,386,496

Communications Equipment 0.0%
BancTec, Inc. (I)(S)	197,026	187,175

Computers & Peripherals 2.9%
Apple, Inc.	75,520	29,911,962

Internet Software & Services 9.0%
eBay, Inc. (I)	221,640	11,463,221
Facebook, Inc., Class A (I)	471,660	11,725,468
Google, Inc., Class A (I)	60,260	53,051,096
LinkedIn Corp., Class A (I)	88,910	15,852,653

IT Services 7.8%
Accenture PLC, Class A	274,490	19,752,300
Mastercard, Inc., Class A (L)	32,120	18,452,940
Teradata Corp. (I)	260,690	13,094,459
Visa, Inc., Class A (L)	156,875	28,668,906

Software 7.0%
Citrix Systems, Inc. (I)	190,000	11,462,700
Red Hat, Inc. (I)	171,270	8,190,131
Salesforce.com, Inc. (I)(L)	573,560	21,898,521
SAP AG, ADR (L)	172,240	12,544,239
ServiceNow, Inc. (I)(L)	226,480	9,147,527

2

Rainier Growth Fund
As of 6-30-13 (Unaudited)

		Shares	Value

Information Technology (continued)

VMware, Inc., Class A (I)		119,170	$7,983,198

Materials 4.4%			45,094,673

Chemicals 4.4%
Ecolab, Inc.		161,860	13,788,853
Monsanto Company		150,020	14,821,976
The Sherwin-Williams Company		93,340	16,483,844

Telecommunication Services 2.1%			21,349,259

Wireless Telecommunication Services 2.1%
Crown Castle International Corp. (I)		294,920	21,349,259

	Yield (%)	Shares	Value

Securities Lending Collateral 18.4%			$188,051,075

(Cost $188,061,942)

John Hancock Collateral Investment Trust (W)	0.2263(Y)	18,791,765	188,051,075

Short-Term Investments 0.9%			$8,956,244

(Cost $8,956,244)

Money Market Funds 0.9%			8,956,244

State Street Institutional US Government Money Market Fund	0.0000(Y)	8,956,244	8,956,244

Total investments (Cost $1,063,107,987)† 118.2%			$1,209,834,379

Other assets and liabilities, net (18.2%)			($186,372,772)

Total net assets 100.0%		$1,023,461,607

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-13. The value of securities on loan amounted to $184,047,861.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-13.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $1,068,149,691. Net unrealized appreciation aggregated $141,684,688, of which $160,943,448 related to appreciated investment securities and $19,258,760 related to depreciated investment securities.

3

Rainier Growth Fund
As of 6-30-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	6-30-13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$242,097,141	$242,097,141	—	—
Consumer Staples	73,816,732	73,816,732	—	—
Energy	47,151,955	47,151,955	—	—
Financials	70,173,352	70,173,352	—	—
Health Care	116,051,229	116,051,229	—	—
Industrials	123,706,223	123,706,223	—	—
Information Technology	273,386,496	273,199,321	$187,175	—
Materials	45,094,673	45,094,673	—	—
Telecommunication Services	21,349,259	21,349,259	—	—
Securities Lending Collateral	188,051,075	188,051,075	—	—
Short-Term Investments	8,956,244	8,956,244	—	—

Total Investments in Securities	$1,209,834,379	$1,209,647,204	$187,175	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-554-6713**

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

334Q1 6/13
8/13

John Hancock

MUTUAL FUNDS

John Hancock Leveraged Companies Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

Leveraged Companies Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Common Stocks 95.7%		$1,771,315

(Cost $1,430,683)

Consumer Discretionary 50.2%		928,349

Auto Components 8.1%
Autoliv, Inc.	150	11,609
Cooper Tire & Rubber Company	700	23,219
Dana Holding Corp.	765	14,730
Federal-Mogul Corp. (I)(L)	800	8,168
Lear Corp.	740	44,740
TRW Automotive Holdings Corp. (I)	700	46,508

Automobiles 4.8%
General Motors Company (I)	2,645	88,105

Hotels, Restaurants & Leisure 1.3%
Isle of Capri Casinos, Inc. (I)	1,950	14,625
The Wendy's Company (L)	1,485	8,658
Trump Entertainment Resorts, Inc. (I)	260	520

Household Durables 5.2%
Beazer Homes USA, Inc. (I)(L)	2,065	36,179
Lennar Corp., Class A	900	32,436
Standard Pacific Corp. (I)	3,300	27,489

Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Series A (I)	135	3,106
Liberty Ventures, Series A (I)	9	765

Media 27.0%
AMC Networks, Inc., Class A (I)	302	19,754
Belo Corp., Class A	1,200	16,740
Cablevision Systems Corp., Class A (L)	5,971	100,432
CC Media Holdings, Inc., Class A (I)	8,606	42,255
Charter Communications, Inc., Class A (I)	130	16,101
Cinemark Holdings, Inc.	100	2,792
Cumulus Media, Inc., Class A (I)	2,700	9,153
DISH Network Corp., Class A	1,113	47,325
Liberty Media Corp., Series A (I)	456	57,803
LIN TV Corp., Class A (I)	1,900	29,070
Media General, Inc., Class A (I)	8,350	92,101
Sirius XM Canada Holdings, Inc.	4,441	29,348
Sirius XM Radio, Inc.	10,137	33,959
Starz, Class A (I)	126	2,785

Multiline Retail 2.7%
J.C. Penney Company, Inc. (I)	2,946	50,318

Specialty Retail 0.9%
Barnes & Noble, Inc. (I)	1,100	17,556

Consumer Staples 1.8%		33,084

Household Products 1.8%
Harbinger Group, Inc. (I)	2,125	16,023
Spectrum Brands Holdings, Inc.	300	17,061

Energy 3.9%		72,384

Energy Equipment & Services 1.5%
Vantage Drilling Company (I)(L)	13,705	27,958

1

Leveraged Companies Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Energy (continued)

Oil, Gas & Consumable Fuels 2.4%
Chesapeake Energy Corp.	1,930	$39,333
SandRidge Energy, Inc. (I)	1,070	5,093

Financials 3.7%		68,874

Capital Markets 1.3%
Solar Senior Capital, Ltd.	506	9,315
Tetragon Financial Group, Ltd.	1,391	15,165

Consumer Finance 0.6%
Discover Financial Services	215	10,243

Diversified Financial Services 0.2%
Citigroup, Inc.	78	3,742

Real Estate Management & Development 1.6%
Realogy Holdings Corp. (I)	633	30,409

Health Care 0.5%		8,330

Health Care Equipment & Supplies 0.5%
Alere, Inc. (I)	340	8,330

Industrials 9.9%		183,935

Aerospace & Defense 0.5%
Kratos Defense & Security Solutions, Inc. (I)(L)	1,300	8,424

Building Products 2.6%
Masco Corp.	1,060	20,659
USG Corp. (I)	1,209	27,867

Marine 1.4%
DryShips, Inc. (I)(L)	13,900	25,993

Road & Rail 2.4%
CSX Corp.	1,517	35,179
Union Pacific Corp.	65	10,028

Trading Companies & Distributors 3.0%
TAL International Group, Inc. (L)	1,120	48,798
United Rentals, Inc. (I)	140	6,987

Information Technology 1.7%		31,809

Computers & Peripherals 0.7%
Seagate Technology PLC	300	13,449

Semiconductors & Semiconductor Equipment 1.0%
Advanced Micro Devices, Inc. (I)(L)	4,500	18,360

Materials 17.3%		320,434

Chemicals 4.4%
American Pacific Corp. (I)	940	26,649
CF Industries Holdings, Inc.	90	15,435
Huntsman Corp.	525	8,694
LyondellBasell Industries NV, Class A	475	31,474

Construction Materials 0.6%
Eagle Materials, Inc.	155	10,272

Containers & Packaging 3.7%
Ball Corp.	655	27,209

2

Leveraged Companies Fund
As of 6-30-13 (Unaudited)

			Shares	Value
Materials (continued)

Crown Holdings, Inc. (I)			400	$16,452
Rock-Tenn Company, Class A			248	24,770

Metals & Mining 6.0%
Compass Minerals International, Inc.			170	14,370
Freeport-McMoRan Copper & Gold, Inc.			690	19,051
Thompson Creek Metals Company, Inc. (I)(L)			22,774	69,005
Walter Energy, Inc.			850	8,840

Paper & Forest Products 2.6%
Ainsworth Lumber Company, Ltd. (I)			2,335	7,105
Domtar Corp. (L)			375	24,938
Sappi, Ltd., ADR (I)			6,600	16,170

Telecommunication Services 5.7%				105,858

Diversified Telecommunication Services 1.1%
Intelsat SA (I)			1,044	20,880

Wireless Telecommunication Services 4.6%
NTELOS Holdings Corp.			1,200	19,752
SBA Communications Corp., Class A (I)			880	65,226

Utilities 1.0%				18,258

Independent Power Producers & Energy Traders 1.0%
Calpine Corp. (I)			860	18,258

Preferred Securities 2.4%				$45,084

(Cost $38,023)

Consumer Discretionary 2.0%				37,752

Auto Components 0.3%
The Goodyear Tire & Rubber Company, 5.875%			126	6,207

Automobiles 1.7%
General Motors Company, Series B, 4.750%			655	31,545

Energy 0.2%				4,227

Oil, Gas & Consumable Fuels 0.2%
Penn Virginia Corp., 6.000%			41	4,227

Financials 0.2%				3,105

Diversified Financial Services 0.2%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (S)			225	3,105

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 0.0%				$63

(Cost $28,494)

Consumer Discretionary 0.0%				63

Hotels, Restaurants & Leisure 0.0%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	$100,000	63

3

Leveraged Companies Fund
As of 6-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Convertible Bonds 1.4%				$26,618

(Cost $12,822)

Consumer Discretionary 1.4%				26,618

Media 1.4%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	$14,000	26,618

			Shares	Value

Investment Companies 0.4%				$7,370

(Cost $4,481)

AP Alternative Assets LP (I)			350	7,370

Rights 0.0%				$136

(Cost $0)

Federal-Mogul Corp. (Expiration Date: 07/09/2013; Strike Price: $9.78) (I)(L)			800	136

Warrants 0.1%				$967

(Cost $901)

American International Group, Inc. (Expiration Date: 01/19/2021; Strike Price: $45.00) (I)			53	967

		Yield (%)	Shares	Value

Securities Lending Collateral 14.2%				$262,172

(Cost $262,189)

John Hancock Collateral Investment Trust (W)		0.2263(Y)	26,199	262,172

Total investments (Cost $1,777,593)† 114.2%				$2,113,725

Other assets and liabilities, net (14.2%)				($263,484)

Total net assets 100.0%				$1,850,241

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-13. The value of securities on loan amounted to $254,575.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-13.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $1,782,992. Net unrealized appreciation aggregated $330,733, of which $400,924 related to appreciated investment securities and $70,191 related to depreciated investment securities.

4

Leveraged Companies Fund
As of 6-30-13 (Unaudited)

The fund had the following country concentration as a percentage of total net assets on 6-30-13:

United States	85.3%
Canada	7.1%
Netherlands	1.7%
Greece	1.4%
Guernsey, Channel Islands	1.2%
Luxembourg	1.1%
South Africa	0.9%
Ireland	0.7%
Sweden	0.6%

Total	100.0%

5

Leveraged Companies Fund
As of 6-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	6-30-13	Price	Inputs	Inputs
Common Stocks	$1,771,315	$1,755,630	$15,685	—
Preferred Securities	45,084	37,752	7,332	—
Corporate Bonds	63	—	63	—
Convertible Bonds	26,618	—	26,618	—
Investment Companies	7,370	—	7,370	—
Rights	136	136	—	—
Warrants	967	967	—	—
Securities Lending Collateral	262,172	262,172	—	—

Total Investments in Securities	$2,113,725	$2,056,657	$57,068	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-554-6713**

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.

336Q1 6/13
8/13

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

Small Cap Opportunities Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Common Stocks 96.7%		$3,310,261

(Cost $2,684,322)

Consumer Discretionary 13.8%		470,523

Internet & Catalog Retail 3.2%
HomeAway, Inc. (I)	3,399	109,924

Media 1.8%
IMAX Corp. (I)	2,468	61,354

Specialty Retail 4.6%
Hibbett Sports, Inc. (I)	1,021	56,666
Restoration Hardware Holdings, Inc. (I)	1,348	101,100

Textiles, Apparel & Luxury Goods 4.2%
Fifth & Pacific Companies, Inc. (I)	2,418	54,018
Tumi Holdings, Inc. (I)	1,610	38,640
Wolverine World Wide, Inc.	894	48,821

Consumer Staples 7.3%		250,436

Food & Staples Retailing 3.4%
Pricesmart, Inc.	589	51,614
United Natural Foods, Inc. (I)	1,232	66,516

Food Products 3.9%
Annie's, Inc. (I)	1,303	55,690
TreeHouse Foods, Inc. (I)	1,169	76,616

Energy 2.1%		71,415

Energy Equipment & Services 1.7%
Dril-Quip, Inc. (I)	476	42,978
Geospace Technologies Corp. (I)	230	15,888

Oil, Gas & Consumable Fuels 0.4%
Americas Petrogas, Inc. (I)	4,948	4,187
Ivanhoe Energy, Inc. (I)	9,449	8,362

Health Care 24.2%		829,966

Biotechnology 4.8%
Alkermes PLC (I)	822	23,575
Ariad Pharmaceuticals, Inc. (I)	1,913	33,458
Celldex Therapeutics, Inc. (I)	1,200	18,732
Cepheid, Inc. (I)	1,823	62,748
NPS Pharmaceuticals, Inc. (I)	1,623	24,507

Health Care Equipment & Supplies 9.3%
Align Technology, Inc. (I)	2,958	109,564
DexCom, Inc. (I)	1,332	29,903
HeartWare International, Inc. (I)	382	36,332
Neogen Corp. (I)	1,180	65,561
NxStage Medical, Inc. (I)	3,000	42,840
Thoratec Corp. (I)	1,131	35,412

Health Care Providers & Services 2.0%
MEDNAX, Inc. (I)	765	70,059

Health Care Technology 7.2%
athenahealth, Inc. (I)	1,004	85,059
HealthStream, Inc. (I)	2,422	61,325
HMS Holdings Corp. (I)	2,865	66,755

1

Small Cap Opportunities Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Health Care (continued)

Vocera Communications, Inc. (I)	2,347	$34,501

Pharmaceuticals 0.9%
Salix Pharmaceuticals, Ltd. (I)	448	29,635

Industrials 20.9%		716,967

Aerospace & Defense 1.4%
The KEYW Holding Corp. (I)	3,639	48,217

Building Products 3.1%
Quanex Building Products Corp.	2,147	36,155
Simpson Manufacturing Company, Inc.	687	20,212
Trex Company, Inc. (I)	1,016	48,250

Commercial Services & Supplies 5.1%
Clean Harbors, Inc. (I)	1,937	97,877
Healthcare Services Group, Inc.	3,165	77,606

Electrical Equipment 2.4%
Acuity Brands, Inc.	1,100	83,072

Machinery 2.6%
Chart Industries, Inc. (I)	659	62,005
Westport Innovations, Inc. (I)	793	26,589

Professional Services 3.2%
The Advisory Board Company (I)	2,012	109,956

Trading Companies & Distributors 3.1%
Beacon Roofing Supply, Inc. (I)	1,331	50,418
DXP Enterprises, Inc. (I)	850	56,610

Information Technology 28.4%		970,954

Communications Equipment 3.0%
KVH Industries, Inc. (I)	7,801	103,831

Electronic Equipment, Instruments & Components 1.1%
Cognex Corp.	859	38,844

Internet Software & Services 8.1%
CoStar Group, Inc. (I)	1,101	142,106
Dealertrack Technologies, Inc. (I)	974	34,509
Demandware, Inc. (I)	917	38,890
Liquidity Services, Inc. (I)	1,797	62,302

IT Services 2.0%
WEX, Inc. (I)	886	67,956

Semiconductors & Semiconductor Equipment 0.9%
Veeco Instruments, Inc. (I)	826	29,257

Software 13.3%
Allot Communications, Ltd. (I)	1,394	19,112
Aspen Technology, Inc. (I)	862	24,817
Bottomline Technologies, Inc. (I)	3,640	92,056
Concur Technologies, Inc. (I)	1,128	91,797
Synchronoss Technologies, Inc. (I)	1,866	57,603
Tangoe, Inc. (I)	3,970	61,257
Ultimate Software Group, Inc. (I)	909	106,617

2

Small Cap Opportunities Fund
As of 6-30-13 (Unaudited)

	Par Value	Value

Short-Term Investments 3.0%		$105,000

(Cost $105,000)

Repurchase Agreement 3.0%		105,000

Repurchase Agreement with State Street Corp. dated 6-28-13 at
0.010% to be repurchased at $105,000 on 7-1-13,
collateralized by $110,000 U.S. Treasury Note., 0.625% due 8-
31-17 (valued at $107,938, including interest)	$105,000	105,000

Total investments (Cost $2,789,322)† 99.7%		$3,415,261

Other assets and liabilities, net 0.3%		$8,679

Total net assets 100.0%		$3,423,940

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $2,814,465. Net unrealized appreciation aggregated $600,796, of which $709,369 related to appreciated investment securities and $108,573 related to depreciated investment securities.

3

Small Cap Opportunities Fund
As of 6-30-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities.Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2013 all investments are categorized as Level 1, except for repurchase agreements which are categorized as Level 2, under the hierarchy described above.

Repurchase agreement. The fund may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Opportunities Fund.

337Q1 6/13
8/13

John Hancock

MUTUAL FUNDS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

Disciplined Value Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Common Stocks 97.0%		$5,443,355,864

(Cost $4,585,534,976)

Consumer Discretionary 11.2%		630,101,099

Auto Components 1.1%
Lear Corp.	988,236	59,748,749

Media 8.5%
CBS Corp., Class B	903,147	44,136,794
Comcast Corp., Class A	2,641,448	110,623,842
Gannett Company, Inc.	1,518,425	37,140,676
Liberty Global PLC, Series C (I)	573,360	38,925,410
Liberty Media Corp., Series A (I)	568,596	72,075,229
Omnicom Group, Inc. (L)	790,434	49,694,586
Time Warner Cable, Inc.	385,689	43,382,299
Time Warner, Inc.	1,411,421	81,608,362

Multiline Retail 0.5%
Macy's, Inc.	600,695	28,833,357

Specialty Retail 1.1%
Bed Bath & Beyond, Inc. (I)(L)	619,485	43,921,487
Staples, Inc. (L)	1,261,684	20,010,308

Consumer Staples 2.2%		121,347,669

Beverages 0.4%
Constellation Brands, Inc., Class A (I)	351,615	18,326,174

Food & Staples Retailing 1.3%
CVS Caremark Corp.	1,299,719	74,317,932

Food Products 0.5%
Tyson Foods, Inc., Class A	1,117,740	28,703,563

Energy 13.6%		764,462,945

Energy Equipment & Services 3.2%
Halliburton Company	2,182,665	91,060,784
Schlumberger, Ltd.	761,100	54,540,426
Weatherford International, Ltd. (I)	2,431,975	33,318,058

Oil, Gas & Consumable Fuels 10.4%
EOG Resources, Inc.	509,098	67,038,025
Exxon Mobil Corp.	2,080,821	188,002,177
Marathon Oil Corp.	1,115,544	38,575,512
Occidental Petroleum Corp.	1,667,916	148,828,145
Phillips 66	1,195,045	70,400,101
Royal Dutch Shell PLC, ADR	1,139,494	72,699,717

Financials 29.8%		1,674,224,302

Capital Markets 2.7%
State Street Corp.	1,022,495	66,676,899
The Charles Schwab Corp. (L)	1,727,430	36,673,339
The Goldman Sachs Group, Inc.	341,415	51,639,019

Commercial Banks 6.7%
BB&T Corp.	1,743,445	59,067,917
Fifth Third Bancorp (L)	3,949,180	71,282,699
SunTrust Banks, Inc.	934,808	29,511,889
Wells Fargo & Company	5,197,974	214,520,387

1

Disciplined Value Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Financials (continued)

Consumer Finance 2.7%
Capital One Financial Corp.	1,592,785	$100,042,826
Discover Financial Services	1,101,449	52,473,030

Diversified Financial Services 8.5%
Bank of America Corp.	8,243,840	106,015,782
Citigroup, Inc.	3,886,097	186,416,073
JPMorgan Chase & Company	3,464,136	182,871,739

Insurance 8.4%
ACE, Ltd.	783,335	70,092,816
Axis Capital Holdings, Ltd.	531,700	24,341,226
Berkshire Hathaway, Inc., Class B (I)	2,035,922	227,860,390
Marsh & McLennan Companies, Inc.	648,515	25,888,719
MetLife, Inc.	793,990	36,332,982
Reinsurance Group of America, Inc.	379,883	26,253,714
The Travelers Companies, Inc.	325,985	26,052,721
Validus Holdings, Ltd.	930,100	33,595,212

Real Estate Investment Trusts 0.8%
Equity Residential	802,875	46,614,923

Health Care 19.7%		1,105,203,755

Biotechnology 1.3%
Amgen, Inc.	734,288	72,444,854

Health Care Equipment & Supplies 1.5%
CareFusion Corp. (I)	784,153	28,896,038
Covidien PLC	884,609	55,588,830

Health Care Providers & Services 9.2%
AmerisourceBergen Corp.	510,163	28,482,400
Cigna Corp.	1,316,639	95,443,161
Express Scripts Holding Company (I)	1,154,735	71,235,602
Humana, Inc.	586,919	49,524,225
McKesson Corp.	922,975	105,680,638
Omnicare, Inc. (L)	1,257,820	60,010,592
UnitedHealth Group, Inc.	1,614,568	105,721,913

Pharmaceuticals 7.7%
AbbVie, Inc.	759,750	31,408,065
Johnson & Johnson	1,756,386	150,803,302
Pfizer, Inc.	6,669,911	186,824,207
Sanofi, ADR (L)	1,225,780	63,139,928

Industrials 6.6%		371,966,036

Aerospace & Defense 1.5%
Honeywell International, Inc.	396,415	31,451,566
Raytheon Company	807,676	53,403,537

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	263,623	22,798,117

Commercial Services & Supplies 0.5%
Tyco International, Ltd.	846,648	27,897,052

Industrial Conglomerates 1.2%
General Electric Company	2,936,321	68,093,284

Machinery 2.3%
AGCO Corp.	784,380	39,368,032

2

Disciplined Value Fund
As of 6-30-13 (Unaudited)

		Shares	Value
Industrials (continued)

Dover Corp.		640,890	$49,771,517
Parker Hannifin Corp.		408,243	38,946,382

Road & Rail 0.7%
Norfolk Southern Corp.		553,841	40,236,549

Information Technology 10.7%			598,674,233

Communications Equipment 3.2%
Brocade Communications Systems, Inc. (I)		81,040	466,790
Cisco Systems, Inc.		5,701,715	138,608,692
QUALCOMM, Inc.		667,130	40,748,300

Computers & Peripherals 0.9%
NetApp, Inc.		772,350	29,179,383
Seagate Technology PLC (L)		513,258	23,009,356

Electronic Equipment, Instruments & Components 0.6%
TE Connectivity, Ltd.		759,333	34,580,025

Internet Software & Services 1.9%
eBay, Inc. (I)		713,908	36,923,322
IAC/InterActiveCorp		1,453,025	69,105,869

Semiconductors & Semiconductor Equipment 1.4%
LSI Corp. (I)		2,006,665	14,327,588
NVIDIA Corp. (L)		1,890,830	26,528,345
ON Semiconductor Corp. (I)		4,595,245	37,129,580

Software 2.7%
Microsoft Corp.		3,392,284	117,135,567
Symantec Corp.		1,376,565	30,931,416

Materials 1.9%			103,012,474

Containers & Packaging 1.2%
Crown Holdings, Inc. (I)		508,077	20,897,207
Rock-Tenn Company, Class A		471,002	47,043,680

Paper & Forest Products 0.7%
International Paper Company		791,505	35,071,587

Utilities 1.3%			74,363,351

Electric Utilities 0.5%
American Electric Power Company, Inc.		649,917	29,103,283

Independent Power Producers & Energy Traders 0.8%
AES Corp.		3,774,818	45,260,068

	Yield (%)	Shares	Value
Securities Lending Collateral 3.3%			$187,261,361

(Cost $187,258,470)

John Hancock Collateral Investment Trust (W)	0.2263(Y)	18,712,850	187,261,361

		Par value	Value
Short-Term Investments 5.4%			$304,194,291

(Cost $304,194,291)

Money Market Funds 5.4%			304,194,291

State Street Institutional US Government Money Market Fund	0.0000(Y)	304,194,291	304,194,291

3

Disciplined Value Fund
As of 6-30-13 (Unaudited)

Total investments (Cost $5,076,987,737)† 105.7%	$5,934,811,516

Other assets and liabilities, net (5.7%)	($321,145,346)

Total net assets 100.0%	$5,613,666,170

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-13. The value of securities on loan amounted to $183,297,404.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-13.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $5,083,005,476. Net unrealized appreciation aggregated $851,806,040, of which $866,242,325 related to appreciated investment securities and $14,436,285 related to depreciated investment securities.

4

Disciplined Value Fund
As of 6-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.

340Q1 6/13
8/13

John Hancock
MUTUAL FUNDS

John Hancock Core High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

Core High Yield Fund
As of 6-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 78.4%					$217,430,756

(Cost $218,489,494)

Consumer Discretionary 8.3%					23,029,430

Auto Components 0.1%
UCI International, Inc.	8.625	02/15/19		250,000	255,000

Diversified Consumer Services 0.5%
Monitronics International, Inc.	9.125	04/01/20		250,000	258,750
Speedy Cash Intermediate Holdings Corp. (S)	10.750	05/15/18		1,000,000	1,045,000

Hotels, Restaurants & Leisure 1.6%
Boyd Gaming Corp.	7.125	02/01/16		1,000,000	985,000
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17		250,000	260,313
Great Canadian Gaming Corp.	6.625	07/25/22	CAD	2,000,000	1,937,337
Landry's, Inc. (S)	9.375	05/01/20		485,000	511,675
Mandalay Resort Group	7.625	07/15/13		750,000	750,000
Marina District Finance Company, Inc.	9.875	08/15/18		100,000	104,000

Household Durables 1.9%
Beazer Homes USA, Inc. (S)	7.250	02/01/23		200,000	202,000
Norcraft Companies LP	10.500	12/15/15		4,000,000	4,150,000
The Ryland Group, Inc.	5.375	10/01/22		1,000,000	965,000

Media 2.2%
American Media, Inc.	11.500	12/15/17		94,000	91,180
Columbus International, Inc. (S)	11.500	11/20/14		750,000	808,125
Postmedia Network, Inc.	12.500	07/15/18		2,000,000	2,215,000
Quebecor Media, Inc. (S)	6.625	01/15/23	CAD	3,000,000	2,881,050

Specialty Retail 2.0%
Empire Today LLC (S)	11.375	02/01/17		3,000,000	2,400,000
GRD Holdings III Corp. (S)	10.750	06/01/19		3,000,000	3,210,000

Consumer Staples 6.2%					17,072,856

Food & Staples Retailing 0.2%
Rite Aid Corp.	9.500	06/15/17		500,000	518,900

Food Products 1.9%
Alliance Grain Traders, Inc. (S)	9.000	02/14/18	CAD	2,000,000	1,870,781
Del Monte Corp.	7.625	02/15/19		1,250,000	1,284,375
Simmons Foods, Inc. (S)	10.500	11/01/17		1,250,000	1,315,625
Southern States Cooperative, Inc. (S)	11.250	05/15/15		750,000	776,250

Household Products 3.6%
Harbinger Group, Inc. (S)	7.875	07/15/19		1,330,000	1,359,925
Reynolds Group Issuer, Inc.	9.000	04/15/19		3,000,000	3,097,500
The Sun Products Corp. (S)	7.750	03/15/21		4,000,000	3,970,000
YCC Holdings LLC, PIK	10.250	02/15/16		1,550,000	1,592,625

Tobacco 0.5%
Alliance One International, Inc.	10.000	07/15/16		750,000	766,875
North Atlantic Trading Company, Inc. (S)	11.500	07/15/16		500,000	520,000

Energy 14.4%					39,924,762

Energy Equipment & Services 4.7%
Bristow Group, Inc.	6.250	10/15/22		250,000	256,250
Forbes Energy Services, Ltd.	9.000	06/15/19		3,750,000	3,693,750
Nuverra Environmental Solutions, Inc.	9.875	04/15/18		2,000,000	2,100,000

1

Core High Yield Fund
As of 6-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

Nuverra Environmental Solutions, Inc. (S)	9.875	04/15/18		2,000,000	$2,085,000
Permian Holdings, Inc. (S)	10.500	01/15/18		4,770,000	4,626,900
Pioneer Energy Services Corp.	9.875	03/15/18		250,000	268,125

Oil, Gas & Consumable Fuels 9.7%
Arch Coal, Inc.	8.750	08/01/16		2,000,000	2,000,000
Bill Barrett Corp.	7.625	10/01/19		1,000,000	1,035,000
BreitBurn Energy Partners LP	7.875	04/15/22		3,000,000	3,060,000
Carrizo Oil & Gas, Inc.	7.500	09/15/20		2,750,000	2,860,000
EPL Oil & Gas, Inc.	8.250	02/15/18		1,500,000	1,545,000
Forest Oil Corp.	7.250	06/15/19		3,000,000	2,820,000
Green Field Energy Services, Inc. (S)	13.250	11/15/16		256,000	264,960
Halcon Resources Corp.	8.875	05/15/21		400,000	388,000
Legacy Reserves LP (S)	8.000	12/01/20		4,000,000	4,130,000
Penn Virginia Corp. (S)	8.500	05/01/20		550,000	533,500
Rex Energy Corp. (S)	8.875	12/01/20		340,000	350,200
Sidewinder Drilling, Inc. (S)	9.750	11/15/19		2,500,000	2,531,250
Southern Pacific Resource Corp. (S)	8.750	01/25/18	CAD	2,000,000	1,540,363
Stone Energy Corp.	8.625	02/01/17		400,000	417,000
Trilogy Energy Corp. (S)	7.250	12/13/19	CAD	3,500,000	3,419,464

Financials 10.5%					29,118,387

Capital Markets 0.7%
GFI Group, Inc.	9.625	07/19/18		2,000,000	1,940,000

Commercial Banks 0.3%
CIT Group, Inc.	5.000	05/15/17		750,000	765,938

Consumer Finance 2.0%
Cash America International, Inc. (S)	5.750	05/15/18		5,000,000	4,775,000
TMX Finance LLC	13.250	07/15/15		750,000	804,375

Diversified Financial Services 4.4%
General Electric Capital Corp. (6.250% to 12-15-22, then 3
month LIBOR + 4.704%) (Q)	6.250	12/15/22		1,500,000	1,593,750
GETCO Financing Escrow LLC (S)	8.250	06/15/18		2,000,000	1,890,000
iPayment, Inc.	10.250	05/15/18		5,000,000	4,100,000
Milestone Aviation Group LLC (S)	8.625	12/15/17		4,000,000	4,140,000
Reliance Intermediate Holdings LP (S)	9.500	12/15/19		500,000	540,000

Real Estate Investment Trusts 0.3%
CNL Lifestyle Properties, Inc.	7.250	04/15/19		750,000	748,125

Real Estate Management & Development 2.8%
Brookfield Residential Properties, Inc. (S)	6.500	12/15/20		1,340,000	1,350,050
Crescent Resources LLC (S)	10.250	08/15/17		3,000,000	3,090,000
Kennedy-Wilson, Inc.	8.750	04/01/19		500,000	537,500
Mattamy Group Corp. (S)	6.500	11/15/20		1,000,000	980,000
Mattamy Group Corp. (S)	6.875	11/15/20	CAD	2,000,000	1,863,649

Health Care 11.3%					31,486,405

Health Care Equipment & Supplies 4.3%
Alere, Inc. (S)	7.250	07/01/18		2,500,000	2,650,000
Apria Healthcare Group, Inc.	12.375	11/01/14		496,000	502,820
Centric Health Corp.	8.625	04/18/18	CAD	10,000,000	8,937,910

Health Care Providers & Services 6.7%
BioScrip, Inc.	10.250	10/01/15		750,000	793,125

2

Core High Yield Fund
As of 6-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care (continued)

National Mentor Holdings, Inc. (S)	12.500	02/15/18	7,000,000	$7,490,000
OnCure Holdings, Inc. (H)	11.750	05/15/17	175,000	77,000
Radiation Therapy Services, Inc.	9.875	04/15/17	150,000	91,500
Radnet Management, Inc.	10.375	04/01/18	2,050,000	2,193,500
Rotech Healthcare, Inc. (H)	10.750	10/15/15	2,000,000	2,032,500
Vantage Oncology LLC (S)	9.500	06/15/17	6,000,000	5,940,000

Pharmaceuticals 0.3%
VPII Escrow Corp. (S)	6.750	08/15/18	760,000	778,050

Industrials 8.4%				23,434,586

Aerospace & Defense 0.6%
GenCorp, Inc. (S)	7.125	03/15/21	175,000	181,125
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	1,350,000	1,444,500

Airlines 0.1%
United Continental Holdings, Inc.	6.375	06/01/18	250,000	245,625

Building Products 0.6%
Gibraltar Industries, Inc. (S)	6.250	02/01/21	175,000	181,125
Nortek, Inc.	8.500	04/15/21	500,000	535,000
Nortek, Inc. (S)	8.500	04/15/21	500,000	530,000
Ply Gem Industries, Inc.	9.375	04/15/17	300,000	317,250

Commercial Services & Supplies 2.8%
Ahern Rentals, Inc. (S)	9.500	06/15/18	650,000	648,375
Casella Waste Systems, Inc.	7.750	02/15/19	2,600,000	2,470,000
EnergySolutions, Inc.	10.750	08/15/18	1,935,000	2,084,963
Garda World Security Corp. (S)	9.750	03/15/17	380,000	397,174
RR Donnelley & Sons Company	8.250	03/15/19	1,250,000	1,312,500
Safway Group Holding LLC (S)	7.000	05/15/18	480,000	470,400
The Sheridan Group, Inc.	12.500	04/15/14	486,312	481,449

Machinery 0.2%
BC Mountain LLC (S)	7.000	02/01/21	200,000	204,000
Milacron LLC (S)	7.750	02/15/21	460,000	458,850

Professional Services 0.1%
TransUnion LLC	11.375	06/15/18	250,000	276,875

Road & Rail 0.7%
The Hertz Corp.	5.875	10/15/20	2,000,000	2,060,000

Trading Companies & Distributors 1.9%
HD Supply, Inc. (S)	7.500	07/15/20	5,000,000	5,062,500
HD Supply, Inc.	10.500	01/15/21	175,000	181,125

Transportation Infrastructure 1.4%
CHC Helicopter SA	9.250	10/15/20	3,000,000	3,075,000
CHC Helicopter SA (S)	9.375	06/01/21	825,000	816,750

Information Technology 0.4%				1,020,000

Electronic Equipment, Instruments & Components 0.4%
Kemet Corp.	10.500	05/01/18	1,000,000	1,020,000

Materials 14.2%				39,375,905

Chemicals 3.5%
Ferro Corp.	7.875	08/15/18	4,000,000	4,140,000
Momentive Performance Materials, Inc.	8.875	10/15/20	2,000,000	2,090,000

3

Core High Yield Fund
As of 6-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

Rain CII Carbon LLC (S)	8.250	01/15/21		3,375,000	$3,375,000

Construction Materials 0.2%
Summit Materials LLC (S)	10.500	01/31/20		250,000	267,500
Weekley Homes LLC (S)	6.000	02/01/23		205,000	201,413

Containers & Packaging 1.4%
Ardagh Packaging Finance PLC (S)	7.000	11/15/20		770,000	742,088
Pretium Packaging LLC	11.500	04/01/16		2,890,000	3,092,300

Metals & Mining 7.7%
AM Castle & Company	12.750	12/15/16		75,000	86,250
Edgen Murray Corp. (S)	8.750	11/01/20		3,000,000	2,985,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15		2,000,000	1,900,000
First Quantum Minerals, Ltd. (S)	7.250	10/15/19		2,000,000	1,880,000
Hecla Mining Company (S)	6.875	05/01/21		1,800,000	1,669,500
HudBay Minerals, Inc. (S)	9.500	10/01/20		4,000,000	3,900,000
Novelis, Inc.	8.750	12/15/20		100,000	107,250
Optima Specialty Steel, Inc. (S)	12.500	12/15/16		250,000	260,000
Sherritt International Corp.	7.500	09/24/20	CAD	2,250,000	2,117,999
Taseko Mines, Ltd.	7.750	04/15/19		750,000	740,625
Thompson Creek Metals Company, Inc.	9.750	12/01/17		1,000,000	1,032,500
Thompson Creek Metals Company, Inc.	12.500	05/01/19		5,000,000	4,800,000

Paper & Forest Products 1.4%
Mercer International, Inc.	9.500	12/01/17		1,670,000	1,786,900
Tembec Industries, Inc.	11.250	12/15/18		1,476,000	1,594,080
UPM-Kymmene OYJ (S)	7.450	11/26/27		600,000	607,500

Telecommunication Services 3.6%					10,030,375

Diversified Telecommunication Services 3.0%
Cincinnati Bell, Inc.	8.375	10/15/20		1,000,000	1,027,500
Frontier Communications Corp.	7.125	01/15/23		1,500,000	1,492,500
Frontier Communications Corp.	8.500	04/15/20		1,000,000	1,102,500
GNET Escrow Corp. (S)	12.125	07/01/18		3,000,000	3,150,000
Satelites Mexicanos SA de CV	9.500	05/15/17		1,250,000	1,321,875
Wind Acquisition Finance SA (S)	11.750	07/15/17		250,000	260,000

Wireless Telecommunication Services 0.6%
Goodman Networks, Inc. (S)	13.125	07/01/18		600,000	636,000
Sprint Capital Corp.	6.900	05/01/19		1,000,000	1,040,000

Utilities 1.1%					2,938,050

Gas Utilities 0.1%
LBC Tank Terminals Holding Netherlands BV (S)	6.875	05/15/23		280,000	280,700

Independent Power Producers & Energy Traders 1.0%
Dynegy, Inc. (S)	5.875	06/01/23		585,000	532,350
GenOn Energy, Inc.	7.875	06/15/17		2,000,000	2,125,000

Convertible Bonds 0.5%					$1,528,125

(Cost $1,250,000)

Consumer Discretionary 0.5%					1,528,125

Household Durables 0.5%
M/I Homes, Inc.	3.250	09/15/17		1,250,000	1,528,125

4

Core High Yield Fund
As of 6-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Term Loans (M) 11.4%				$31,676,464

(Cost $31,382,802)

Consumer Discretionary 5.0%				13,786,425

Diversified Consumer Services 1.1%
Orchard Acquisition Company	9.000	02/07/19	2,994,457	2,953,283

Internet & Catalog Retail 0.5%
Orbitz Worldwide, Inc.	4.500	09/20/17	1,333,333	1,338,333

Media 0.9%
ASP NEP	9.500	08/18/20	22,857	23,390
SESAC, Inc.	6.000	02/08/19	1,990,000	1,994,975
SESAC, Inc.	10.000	06/28/19	500,000	512,500

Multiline Retail 1.1%
Collective Brands, Inc.	7.250	10/09/19	2,987,513	3,003,944

Textiles, Apparel & Luxury Goods 1.4%
Charlotte Russe Holding, Inc.	6.750	05/21/19	4,000,000	3,960,000

Consumer Staples 1.4%				3,998,728

Food & Staples Retailing 1.4%
Reddy Ice Corp.	6.750	03/28/19	3,491,250	3,499,978
Reddy Ice Corp.	10.750	11/01/19	500,000	498,750

Financials 1.0%				2,924,666

Capital Markets 1.0%
Knight Capital Group, Inc. (T)	TBD	11/10/17	2,000,000	1,960,000
Walter Investment Management Corp.	5.750	11/28/17	962,500	964,666

Health Care 0.4%				999,975

Health Care Providers & Services 0.4%
Premier Dental	8.250	11/01/18	995,000	999,975

Industrials 3.2%				8,960,000

Machinery 1.1%
CPM Holdings, Inc.	10.250	02/28/18	3,000,000	3,000,000

Road & Rail 1.4%
Livingston International, Inc.	5.000	04/16/19	2,000,000	1,980,000
Livingston International, Inc.	9.000	04/16/20	2,000,000	2,015,000

Transportation Infrastructure 0.7%
Riverboat Corporation of Mississippi	10.000	11/29/16	2,000,000	1,965,000

Information Technology 0.4%				1,006,670

IT Services 0.4%
Deltek, Inc.	10.000	12/18/19	1,000,000	1,006,670

5

Core High Yield Fund
As of 6-30-13 (Unaudited)

	Shares	Value
Common Stocks 0.1%		$138,818

(Cost $209,046)

Utilities 0.1%		138,818

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc. (I)	6,156	138,818

Warrants 0.0%		$13,750

(Cost $17,500)

Green Field Energy Services, Inc. (Expiration Date: 11-15-21; Strike Price: $0.01)
(I)(S)	250	13,750

	Par value	Value

Short-Term Investments 8.6%		$23,739,000

(Cost $23,739,000)

Repurchase Agreement 8.6%		23,739,000

Repurchase Agreement with State Street Corp. dated 6-28-13 at
0.010% to be repurchased at $23,739,020 on 7-1-13, collateralized by $20,120,000 U.S. Treasury Bonds, 4.500% due 8-15-39 (valued
at $24,218,867, including interest)	$23,739,000	23,739,000

Total investments (Cost $275,087,842)† 99.0%		$274,526,913

Other assets and liabilities, net 1.0%		$2,892,262

Total net assets 100.0%		$277,419,175

^The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

LIBOR London Interbank Offered Rate

PIK Paid In Kind

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $107,449,917 or 38.7% of the fund's net assets as of 6-30-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $275,272,668. Net unrealized depreciation aggregated $745,755, of which $5,165,387 related to appreciated investment securities and $5,911,142 related to depreciated investment securities.

6

Core High Yield Fund
As of 6-30-13 (Unaudited)

The fund had the following country concentration as a percentage of net assets on 6-30-13:

United States	78.8%
Canada	18.2%
Ireland	1.8%
Mexico	0.5%
Barbados	0.3%
Finland	0.2%
Netherlands	0.1%
Luxembourg	0.1%

Total	100.0%

7

Core High Yield Fund
As of 6-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

8

Core High Yield Fund
As of 6-30-13 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	6-30-13	Price	Inputs	Inputs
Corporate Bonds
Consumer Discretionary	$23,029,430	—	$23,029,430	—
Consumer Staples	17,072,856	—	17,072,856	—
Energy	39,924,762	—	39,924,762	—
Financials	29,118,387	—	29,118,387	—
Health Care	31,486,405	—	31,486,405	—
Industrials	23,434,586	—	23,434,586	—
Information Technology	1,020,000	—	1,020,000	—
Materials	39,375,905	—	39,375,905	—
Telecommunication Services	10,030,375	—	10,030,375	—
Utilities	2,938,050	—	2,938,050	—
Convertible Bonds
Consumer Discretionary	1,528,125	—	1,528,125	—
Term Loans
Consumer Discretionary	13,786,425	—	13,786,425	—
Consumer Staples	3,998,728	—	3,998,728	—
Financials	2,924,666	—	2,924,666	—
Health Care	999,975	—	999,975	—
Industrials	8,960,000	—	8,960,000	—
Information Technology	1,006,670	—	1,006,670	—
Common Stocks
Utilities	138,818	$138,818	—	—
Warrants	13,750	—	13,750	—
Short-Term Investments	23,739,000	—	23,739,000	—

Total Investments in Securities	$274,526,913	$138,818	$274,388,095	—

Repurchase agreements. The fund may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit

9

Core High Yield Fund
As of 6-30-13 (Unaudited)

analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-554-6713**

This report is for the information of the shareholders of John Hancock Core High Yield Fund.

346Q1 6/13
8/13

John Hancock

MUTUAL FUNDS

John Hancock Small Company Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

Small Company Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Common Stocks 95.5%		$168,530,118

(Cost $146,640,834)

Consumer Discretionary 13.1%		23,118,197

Auto Components 2.2%
Drew Industries, Inc.	50,120	1,970,718
Tenneco, Inc. (I)	43,830	1,984,622

Distributors 1.2%
Pool Corp.	41,490	2,174,491

Hotels, Restaurants & Leisure 3.0%
SHFL Entertainment, Inc. (I)	99,160	1,756,124
The Cheesecake Factory, Inc.	42,300	1,771,947
Vail Resorts, Inc.	28,240	1,737,325

Household Durables 2.2%
Meritage Homes Corp. (I)	38,550	1,671,528
The Ryland Group, Inc.	52,690	2,112,867

Specialty Retail 1.0%
Pier 1 Imports, Inc.	74,510	1,750,240

Textiles, Apparel & Luxury Goods 3.5%
Movado Group, Inc.	63,770	2,157,339
Oxford Industries, Inc.	36,680	2,288,832
Steven Madden, Ltd. (I)	36,010	1,742,164

Consumer Staples 2.3%		3,999,637

Food Products 1.1%
Snyders-Lance, Inc.	66,840	1,898,924

Personal Products 1.2%
Elizabeth Arden, Inc. (I)	46,610	2,100,713

Energy 5.0%		8,845,284

Energy Equipment & Services 3.1%
Forum Energy Technologies, Inc. (I)	58,640	1,784,415
Gulfmark Offshore, Inc., Class A	44,190	1,992,527
Helix Energy Solutions Group, Inc. (I)	74,572	1,718,139

Oil, Gas & Consumable Fuels 1.9%
Halcon Resources Corp. (I)	290,450	1,646,852
Rosetta Resources, Inc. (I)	40,060	1,703,351

Financials 27.3%		48,086,627

Capital Markets 1.0%
Evercore Partners, Inc., Class A	44,640	1,753,459

Commercial Banks 10.8%
Bank of the Ozarks, Inc.	41,730	1,808,161
BBCN Bancorp, Inc.	73,430	1,044,175
Capital Bank Financial Corp., Class A (I)	50,990	968,300
Columbia Banking System, Inc.	89,190	2,123,614
Fulton Financial Corp.	187,540	2,152,959
Iberiabank Corp.	50,250	2,693,903
Susquehanna Bancshares, Inc.	220,000	2,827,000
Texas Capital Bancshares, Inc. (I)	58,702	2,604,021
Webster Financial Corp.	107,430	2,758,802

1

Small Company Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 4.0%
Amtrust Financial Services, Inc.	54,920	$1,960,644
Endurance Specialty Holdings, Ltd.	51,060	2,627,037
The Hanover Insurance Group, Inc.	50,410	2,466,561

Real Estate Investment Trusts 10.4%
Associated Estates Realty Corp.	108,100	1,738,248
Brandywine Realty Trust	185,980	2,514,450
Colonial Properties Trust	109,150	2,632,698
DiamondRock Hospitality Company	284,430	2,650,888
DuPont Fabros Technology, Inc.	109,980	2,656,017
Glimcher Realty Trust	184,960	2,019,763
Medical Properties Trust, Inc.	146,710	2,100,887
Sun Communities, Inc.	39,840	1,982,438

Thrifts & Mortgage Finance 1.1%
Washington Federal, Inc.	106,070	2,002,602

Health Care 6.6%		11,644,253

Health Care Equipment & Supplies 2.1%
Analogic Corp.	26,290	1,914,701
Masimo Corp.	85,370	1,809,844

Health Care Providers & Services 2.6%
Amsurg Corp. (I)	57,849	2,030,500
Team Health Holdings, Inc. (I)	63,170	2,594,392

Life Sciences Tools & Services 1.0%
Charles River Laboratories International, Inc. (I)	42,240	1,733,107

Pharmaceuticals 0.9%
Akorn, Inc. (I)	115,511	1,561,709

Industrials 16.7%		29,549,974

Aerospace & Defense 3.8%
Curtiss-Wright Corp.	61,640	2,284,378
Esterline Technologies Corp. (I)	33,830	2,445,571
Orbital Sciences Corp. (I)	117,640	2,043,407

Building Products 1.0%
Trex Company, Inc. (I)	38,180	1,813,168

Construction & Engineering 1.6%
MasTec, Inc. (I)	86,470	2,844,863

Electrical Equipment 1.2%
Belden, Inc.	41,680	2,081,082

Machinery 5.0%
Actuant Corp., Class A	55,920	1,843,682
Chart Industries, Inc. (I)	17,950	1,688,916
CIRCOR International, Inc.	34,530	1,756,196
The Manitowoc Company, Inc.	97,480	1,745,867
Woodward, Inc.	46,154	1,846,160

Professional Services 1.0%
On Assignment, Inc. (I)	65,360	1,746,419

Road & Rail 1.0%
Con-way, Inc.	46,120	1,796,835

2

Small Company Fund
As of 6-30-13 (Unaudited)

		Shares	Value

Industrials (continued)

Trading Companies & Distributors 2.1%
Beacon Roofing Supply, Inc. (I)		53,830	$2,039,080
H&E Equipment Services, Inc.		74,720	1,574,350

Information Technology 17.0%			29,918,964

Communications Equipment 1.2%
Ixia (I)		112,871	2,076,826

Computers & Peripherals 1.0%
Electronics for Imaging, Inc. (I)		63,470	1,795,566

Electronic Equipment, Instruments & Components 3.5%
Cognex Corp.		51,080	2,309,838
InvenSense, Inc. (I)		139,950	2,152,431
OSI Systems, Inc. (I)		27,820	1,792,164

IT Services 2.1%
Cardtronics, Inc. (I)		63,090	1,741,284
EPAM Systems, Inc. (I)		69,130	1,878,953

Semiconductors & Semiconductor Equipment 4.2%
Entegris, Inc. (I)		183,510	1,723,159
Fairchild Semiconductor International, Inc. (I)		137,270	1,894,326
Semtech Corp. (I)		58,770	2,058,713
Silicon Laboratories, Inc. (I)		41,830	1,732,180

Software 5.0%
ACI Worldwide, Inc. (I)		40,500	1,882,440
Manhattan Associates, Inc. (I)		28,510	2,199,832
Mentor Graphics Corp.		90,530	1,769,862
Take-Two Interactive Software, Inc. (I)		53,210	796,554
Tangoe, Inc. (I)		137,060	2,114,836

Materials 4.0%			7,142,439

Chemicals 4.0%
Flotek Industries, Inc. (I)		99,550	1,785,927
H.B. Fuller Company		49,800	1,882,938
Minerals Technologies, Inc.		41,190	1,702,795
PolyOne Corp.		71,460	1,770,779

Utilities 3.5%			6,224,743

Electric Utilities 3.5%
ALLETE, Inc.		44,320	2,209,352
Portland General Electric Company		63,030	1,928,088
UIL Holdings Corp.		54,570	2,087,303

Investment Companies 1.3%			$2,244,756

(Cost $1,961,361)

iShares Russell Microcap Index Fund		36,370	2,244,756

	Yield (%)	Shares	Value

Short-Term Investments 3.6%			$6,310,464

(Cost $6,310,464)

Money Market Funds 3.6%			6,310,464

State Street Institutional Liquid Reserves Fund	0.0914(Y)	6,298,102	6,298,102

3

Small Company Fund
As of 6-30-13 (Unaudited)

	Yield (%)	Shares	Value

Money Market Funds (continued)

State Street Institutional U.S. Government Money Market Fund	0.0000%(Y)	12,362	$12,362

Total investments (Cost $154,912,659)† 100.4%			$177,085,338

Other assets and liabilities, net (0.4%)			($692,403)

Total net assets 100.0%			$176,392,935

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 6-30-13.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $156,261,682. Net unrealized appreciation aggregated $20,823,656, of which $22,886,082 related to appreciated investment securities and $2,062,426 related to depreciated investment securities.

4

Small Company Fund
As of 6-30-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange traded funds, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-554-6713**

This report is for the information of the shareholders of John Hancock Small Company Fund.

348Q1 6/13
8/13

John Hancock
MUTUAL FUNDS

John Hancock Disciplined Value Mid Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

Disciplined Value Mid Cap Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Common Stocks 96.6%		$3,654,186,270

(Cost $3,034,448,148)

Consumer Discretionary 11.2%		423,619,992

Auto Components 2.2%
Lear Corp.	1,085,139	65,607,503
TRW Automotive Holdings Corp. (I)	272,285	18,090,615

Household Durables 1.6%
Harman International Industries, Inc.	425,760	23,076,192
Newell Rubbermaid, Inc.	1,453,119	38,144,374

Leisure Equipment & Products 0.7%
Brunswick Corp. (L)	806,984	25,783,139

Media 2.3%
CBS Corp., Class B	1,309,200	63,980,604
Omnicom Group, Inc. (L)	388,635	24,433,482

Multiline Retail 2.0%
Macy's, Inc.	1,096,015	52,608,720
Nordstrom, Inc. (L)	393,380	23,579,197

Specialty Retail 1.9%
Foot Locker, Inc.	677,180	23,789,333
Staples, Inc. (L)	1,691,505	26,827,269
Williams-Sonoma, Inc. (L)	367,365	20,532,030

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. (L)	300,710	17,167,534

Consumer Staples 2.6%		97,906,862

Beverages 1.7%
Coca-Cola Enterprises, Inc.	420,215	14,774,759
Constellation Brands, Inc., Class A (I)	648,710	33,810,765
Dr. Pepper Snapple Group, Inc.	298,245	13,698,393

Food Products 0.4%
Tyson Foods, Inc., Class A	648,530	16,654,250

Tobacco 0.5%
Lorillard, Inc.	434,265	18,968,695

Energy 7.8%		293,242,425

Energy Equipment & Services 2.0%
Cameron International Corp. (I)	371,660	22,730,726
Ensco PLC, Class A	649,080	37,724,530
Weatherford International, Ltd. (I)	1,081,955	14,822,784

Oil, Gas & Consumable Fuels 5.8%
Energen Corp.	346,400	18,102,864
EQT Corp.	347,940	27,615,998
Kosmos Energy, Ltd. (I)	1,321,212	13,423,514
Marathon Oil Corp.	659,251	22,796,900
Marathon Petroleum Corp.	297,940	21,171,616
Noble Energy, Inc.	457,140	27,446,686
Rosetta Resources, Inc. (I)	427,513	18,177,853
SM Energy Company	423,033	25,373,519
Southwestern Energy Company (I)	811,240	29,634,597
Tesoro Corp.	271,805	14,220,838

1

Disciplined Value Mid Cap Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Financials 25.9%		$981,201,047

Capital Markets 4.7%
Raymond James Financial, Inc.	1,072,925	46,114,317
SEI Investments Company	742,526	21,110,014
State Street Corp.	387,770	25,286,482
TD Ameritrade Holding Corp.	2,351,785	57,124,858
The Charles Schwab Corp.	1,302,620	27,654,623

Commercial Banks 6.2%
BB&T Corp.	1,502,795	50,914,695
Comerica, Inc. (L)	943,975	37,598,524
East West Bancorp, Inc.	1,664,425	45,771,688
Fifth Third Bancorp	2,216,395	40,005,930
Huntington Bancshares, Inc.	3,538,515	27,883,498
SunTrust Banks, Inc.	1,049,785	33,141,712

Consumer Finance 1.3%
Discover Financial Services	653,145	31,115,828
SLM Corp.	753,685	17,229,239

Diversified Financial Services 0.8%
McGraw-Hill Financial, Inc.	287,499	15,292,072
Moody's Corp.	228,405	13,916,717

Insurance 7.4%
Alleghany Corp. (I)	97,733	37,462,036
Arch Capital Group, Ltd. (I)(L)	284,785	14,640,797
Axis Capital Holdings, Ltd.	743,035	34,016,142
Loews Corp.	519,280	23,056,032
Marsh & McLennan Companies, Inc.	1,248,680	49,847,306
Reinsurance Group of America, Inc.	570,875	39,453,171
Symetra Financial Corp.	1,394,994	22,305,954
Torchmark Corp. (L)	934,974	60,904,206

Real Estate Investment Trusts 5.5%
American Assets Trust, Inc.	387,862	11,969,421
Boston Properties, Inc.	211,610	22,318,507
BRE Properties, Inc.	393,060	19,660,861
Equity Residential	550,160	31,942,290
Kimco Realty Corp.	976,735	20,931,431
Regency Centers Corp.	558,799	28,392,577
Taubman Centers, Inc.	399,231	30,002,210
Ventas, Inc.	187,815	13,045,630
Vornado Realty Trust	375,284	31,092,279

Health Care 10.0%		378,452,598

Health Care Equipment & Supplies 2.0%
CareFusion Corp. (I)	1,603,045	59,072,208
Hologic, Inc. (I)	917,360	17,705,048

Health Care Providers & Services 7.4%
AmerisourceBergen Corp.	943,565	52,679,234
Chemed Corp. (L)	153,276	11,101,781
Cigna Corp.	757,650	54,922,049
DaVita HealthCare Partners, Inc. (I)	105,095	12,695,476
Humana, Inc.	295,390	24,925,008
McKesson Corp.	531,340	60,838,430
Omnicare, Inc. (L)	1,326,590	63,291,609

2

Disciplined Value Mid Cap Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Health Care (continued)

Life Sciences Tools & Services 0.6%
ICON PLC (I)	598,977	$21,221,755

Industrials 15.2%		573,018,337

Aerospace & Defense 1.9%
Curtiss-Wright Corp.	897,049	33,244,636
Huntington Ingalls Industries, Inc.	714,457	40,352,531

Building Products 0.6%
Masco Corp.	1,104,940	21,535,281

Construction & Engineering 1.2%
Fluor Corp.	463,995	27,519,543
Foster Wheeler AG (I)	735,437	15,966,337

Electrical Equipment 0.6%
Hubbell, Inc., Class B	247,247	24,477,453

Machinery 4.7%
AGCO Corp.	373,615	18,751,737
Dover Corp.	532,549	41,357,755
Flowserve Corp.	733,245	39,602,562
Parker Hannifin Corp.	425,880	40,628,952
Stanley Black & Decker, Inc.	279,385	21,596,461
Timken Company	273,845	15,411,997

Professional Services 4.9%
Equifax, Inc.	453,330	26,714,737
FTI Consulting, Inc. (I)(L)	824,833	27,128,757
ManpowerGroup, Inc.	596,285	32,676,418
Robert Half International, Inc.	1,248,376	41,483,534
Towers Watson & Company, Class A	686,085	56,217,805

Trading Companies & Distributors 1.3%
WESCO International, Inc. (I)(L)	711,475	48,351,841

Information Technology 12.6%		478,234,618

Communications Equipment 0.6%
Brocade Communications Systems, Inc. (I)	1,002,360	5,773,594
Harris Corp. (L)	339,560	16,723,330

Computers & Peripherals 1.9%
Seagate Technology PLC	611,175	27,398,975
Western Digital Corp.	707,145	43,906,633

Electronic Equipment, Instruments & Components 3.3%
Arrow Electronics, Inc. (I)	884,962	35,265,736
Avnet, Inc. (I)	1,025,904	34,470,374
Flextronics International, Ltd. (I)	4,546,153	35,187,224
TE Connectivity, Ltd.	476,814	21,714,110

Internet Software & Services 0.6%
IAC/InterActiveCorp	463,854	22,060,896

IT Services 1.8%
Alliance Data Systems Corp. (I)(L)	67,805	12,274,739
Amdocs, Ltd.	938,300	34,801,547
Lender Processing Services, Inc.	644,025	20,834,209

Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	845,345	38,091,246

3

Disciplined Value Mid Cap Fund
As of 6-30-13 (Unaudited)

		Shares	Value

Information Technology (continued)

LSI Corp. (I)		4,943,075	$35,293,556
ON Semiconductor Corp. (I)		3,461,504	27,968,952

Software 1.7%
CA, Inc.		844,708	24,183,990
Symantec Corp.		1,881,865	42,285,507

Materials 6.0%			227,582,355

Chemicals 1.0%
H.B. Fuller Company		662,150	25,035,892
Minerals Technologies, Inc.		352,462	14,570,779

Containers & Packaging 4.0%
Ball Corp.		203,185	8,440,305
Crown Holdings, Inc. (I)		1,272,340	52,331,344
Graphic Packaging Holding Company (I)		5,205,602	40,291,359
Owens-Illinois, Inc. (I)		1,083,790	30,118,524
Rock-Tenn Company, Class A		195,620	19,538,526

Paper & Forest Products 1.0%
International Paper Company		840,795	37,255,626

Utilities 5.3%			200,928,036

Electric Utilities 3.7%
American Electric Power Company, Inc.		634,690	28,421,418
Edison International		866,430	41,727,269
Great Plains Energy, Inc.		666,700	15,027,418
NV Energy, Inc.		1,596,505	37,454,007
Westar Energy, Inc.		543,790	17,379,528

Independent Power Producers & Energy Traders 0.4%
AES Corp.		1,142,475	13,698,275

Multi-Utilities 1.2%
Alliant Energy Corp.		543,884	27,422,631
Ameren Corp.		574,840	19,797,490

	Yield (%)	Shares	Value

Securities Lending Collateral 2.6%			$99,923,624

(Cost $99,903,101)

John Hancock Collateral Investment Trust (W)	0.2263(Y)	9,985,273	99,923,624

Short-Term Investments 2.3%			$88,210,055

(Cost $88,210,055)

Money Market Funds 2.3%			88,210,055

State Street Institutional US Government Money Market Fund	0.0000 (Y)	88,210,055	88,210,055

Total investments (Cost $3,222,561,304)† 101.5%			$3,842,319,949

Other assets and liabilities, net (1.5%)			($57,426,404)

Total net assets 100.0%		$3,784,893,545

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

4

Disciplined Value Mid Cap Fund
As of 6-30-13 (Unaudited)

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-13. The value of securities on loan amounted to $97,192,885.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-13.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $3,235,106,506. Net unrealized appreciation aggregated $607,213,443, of which $614,577,937 related to appreciated investment securities and $7,364,494 related to depreciated investment securities.

5

Disciplined Value Mid Cap Fund
As of 6-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.

363Q1 6/13
8/13

John Hancock
MUTUAL FUNDS

John Hancock International Value Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

International Value Equity Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Common Stocks 94.1%		$366,215,947

(Cost $345,205,348)

Australia 4.8%		18,737,295

AGL Energy, Ltd.	238,636	3,148,147
Australia & New Zealand Banking Group, Ltd.	136,709	3,548,379
BHP Billiton, Ltd.	91,794	2,645,063
Incitec Pivot, Ltd.	837,306	2,179,707
National Australia Bank, Ltd.	122,194	3,291,849
Newcrest Mining, Ltd.	134,742	1,210,182
Santos, Ltd.	237,555	2,713,968

Austria 0.8%		2,959,590

Telekom Austria AG	469,179	2,959,590

Canada 7.1%		27,773,532

Bank of Montreal	60,919	3,533,383
Barrick Gold Corp.	153,528	2,423,281
Bombardier, Inc.	694,361	3,089,864
Husky Energy, Inc.	106,766	2,844,522
Magna International, Inc.	53,312	3,794,748
Potash Corp. of Saskatchewan, Inc.	66,848	2,550,102
Sun Life Financial, Inc.	105,525	3,125,515
Suncor Energy, Inc.	96,300	2,838,547
The Toronto-Dominion Bank	44,493	3,573,570

Chile 0.9%		3,345,227

Enersis SA, ADR	204,476	3,345,227

China 1.5%		5,750,889

China Petroleum & Chemical Corp., H Shares	3,956,800	2,764,154
CNOOC, Ltd.	1,778,000	2,986,735

Denmark 0.7%		2,685,239

Danske Bank AS (I)	157,731	2,685,239

France 5.7%		22,126,040

Cie de Saint-Gobain	61,693	2,483,272
GDF Suez	155,519	3,032,357
Sanofi	34,102	3,514,452
Societe BIC SA	30,352	3,036,584
Total SA (L)	79,192	3,861,752
Vinci SA	62,569	3,121,467
Vivendi SA	163,228	3,076,156

Germany 9.2%		36,008,131

Allianz SE	29,252	4,271,971
BASF SE	33,142	2,960,017
Bayer AG	36,241	3,863,534
Deutsche Bank AG	79,265	3,315,921
Deutsche Boerse AG	48,469	3,190,778
E.ON AG	184,983	3,035,281
Infineon Technologies AG	359,829	3,010,539
Muenchener Rueckversicherungs AG	18,801	3,452,346
Rheinmetall AG	49,699	2,315,671
Rhoen-Klinikum AG	155,091	3,577,263
Siemens AG	29,837	3,014,810

1

International Value Equity Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Hong Kong 4.3%		$16,825,638

China Mobile, Ltd.	359,000	3,740,276
Guangdong Investment, Ltd.	3,870,000	3,357,218
Hang Lung Group, Ltd.	585,000	3,126,326
Swire Pacific, Ltd., Class A	255,500	3,059,974
Yue Yuen Industrial Holdings, Ltd.	1,375,000	3,541,844

Ireland 0.9%		3,515,859

Shire PLC	110,830	3,515,859

Israel 0.8%		3,117,979

Teva Pharmaceutical Industries, Ltd.	79,544	3,117,979

Japan 20.6%		80,249,288

Aisin Seiki Company, Ltd.	94,200	3,605,016
Asahi Glass Company, Ltd. (L)	440,000	2,866,198
Bridgestone Corp.	103,700	3,534,633
East Japan Railway Company	42,100	3,273,087
Fujitsu, Ltd. (I)	825,000	3,410,848
Honda Motor Company, Ltd.	97,100	3,608,281
Inpex Corp.	627	2,621,220
JGC Corp.	96,000	3,455,922
Kobayashi Pharmaceutical Company, Ltd.	47,000	2,482,887
Komatsu, Ltd.	130,700	3,022,198
Kyocera Corp.	35,600	3,623,892
Mitsubishi Corp.	140,600	2,408,799
Mitsubishi UFJ Financial Group	651,100	4,040,381
Mitsui Fudosan Company, Ltd.	80,000	2,353,348
MS&AD Insurance Group Holdings	90,600	2,304,180
Nidec Corp. (L)	49,100	3,426,185
Nippon Building Fund, Inc.	133	1,541,259
Nippon Telegraph & Telephone Corp.	67,100	3,502,062
Nissan Motor Company, Ltd.	322,200	3,265,453
Secom Company, Ltd.	58,300	3,174,571
Sumitomo Chemical Company, Ltd.	889,000	2,797,110
The Bank of Yokohama, Ltd.	404,000	2,085,815
Tokyo Electron, Ltd.	63,800	3,229,689
Toyo Suisan Kaisha, Ltd.	114,000	3,799,563
Tsuruha Holdings, Inc.	37,600	3,560,062
Yamada Denki Company, Ltd.	80,240	3,256,629

Netherlands 4.5%		17,715,670

Aegon NV	574,143	3,832,943
Heineken Holding NV	72,580	4,065,619
Koninklijke Philips Electronics NV	112,645	3,068,279
Royal Dutch Shell PLC, A Shares	119,844	3,829,017
TNT Express NV	390,746	2,919,812

Norway 0.9%		3,324,221

DNB ASA	230,102	3,324,221

Singapore 2.6%		10,116,135

DBS Group Holdings, Ltd.	283,500	3,451,079
SembCorp Industries, Ltd.	769,000	2,988,413
Singapore Telecommunications, Ltd.	1,243,000	3,676,643

South Africa 0.6%		2,290,981

Tiger Brands, Ltd.	76,811	2,290,981

2

International Value Equity Fund
As of 6-30-13 (Unaudited)

		Shares	Value

Spain 1.1%			$4,302,657

Banco Bilbao Vizcaya Argentaria SA		185,277	1,542,839
Telefonica SA (I)		214,486	2,759,818

Sweden 3.1%			12,048,363

Meda AB, Series A		259,017	2,918,329
Modern Times Group AB, B Shares (L)		76,154	3,229,904
Saab AB		149,814	2,856,781
Securitas AB, Series B (L)		349,673	3,043,349

Switzerland 6.0%			23,429,554

Aryzta AG (I)		60,938	3,417,031
Credit Suisse Group AG (I)		138,843	3,681,101
Glencore Xstrata PLC		538,184	2,238,824
Lonza Group AG (I)		43,631	3,270,558
Nestle SA		87,942	5,751,972
Novartis AG		71,541	5,070,068

United Kingdom 18.0%			69,893,659

Anglo American PLC		101,559	1,962,485
AstraZeneca PLC		80,287	3,797,892
Aviva PLC		673,018	3,456,702
Barclays PLC		953,059	4,085,523
BP PLC		555,687	3,854,897
British Sky Broadcasting Group PLC		260,712	3,146,065
Debenhams PLC		2,256,292	3,285,231
Diageo PLC		135,771	3,894,351
GlaxoSmithKline PLC		155,136	3,881,010
HSBC Holdings PLC		450,772	4,671,387
Imperial Tobacco Group PLC		108,011	3,752,860
Kingfisher PLC		670,658	3,510,856
National Grid PLC		273,363	3,092,141
Reed Elsevier PLC		301,281	3,433,096
RSA Insurance Group PLC		1,876,804	3,403,038
Smith & Nephew PLC		291,123	3,244,496
Standard Chartered PLC (I)		161,547	3,487,769
Subsea 7 SA		132,968	2,326,642
Unilever PLC		97,353	3,953,638
Vodafone Group PLC		1,273,150	3,653,580

Preferred Securities 0.6%			$2,360,508

(Cost $3,275,821)

Brazil 0.6%			2,360,508

Petroleo Brasileiro SA		324,730	2,360,508

	Yield (%)	Shares	Value

Securities Lending Collateral 2.1%			$8,230,430

(Cost $8,230,923)

John Hancock Collateral Investment Trust (W)	0.2234(Y)	822,459	8,230,430

3

International Value Equity Fund
As of 6-30-13 (Unaudited)

	Par value	Value

Short-Term Investments 5.3%		$20,658,000

(Cost $20,658,000)

Repurchase Agreement 5.3%		20,658,000

Barclays Capital Tri-Party Repurchase Agreement dated
06/28/2013 at 0.100% to be repurchased at $16,169,135 on
07/01/2013, collateralized by $16,869,300 U.S. Treasury
Notes, 0.500% due 07/31/2017 (valued at $16,492,595,
including interest)	$16,169,000	16,169,000
Repurchase Agreement with State Street Corp. dated
06/28/2013 at 0.010% to be repurchased at $4,489,004 on
07/01/2013, collateralized by $3,805,000 U.S. Treasury Bonds,
4.500% due 08/15/2039, (valued at $4,580,158, including
interest)	4,489,000	4,489,000

Total investments (Cost $377,370,092)† 102.1%		$397,464,885

Other assets and liabilities, net (2.1%)		($8,314,518)

Total net assets 100.0%		$389,150,367

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-13. The value of securities on loan amounted to $7,832,556.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-13.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $377,418,693. Net unrealized appreciation aggregated $20,046,192, of which $37,678,253 related to appreciated investment securities and $17,632,061 related to depreciated investment securities..

The Fund had the following sector composition as a percentage of net assets on 6-30-13:

Financials	22.5%
Industrials	13.8%
Consumer Discretionary	10.6%
Health Care	10.2%
Consumer Staples	9.5%
Energy	8.5%
Telecommunication Services	6.0%
Materials	5.4%
Utilities	4.9%
Information Technology	3.4%
Short-Term Investments & Other	5.2%

Total	100.0%

4

International Value Equity Fund
As of 6-30-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	06/30/13	Price	Inputs	Inputs
Common Stocks
Australia	$18,737,295	—	$18,737,295	—
Austria	2,959,590	—	2,959,590	—
Canada	27,773,532	$27,773,532	—	—
Chile	3,345,227	3,345,227	—	—
China	5,750,889	—	5,750,889	—
Denmark	2,685,239	—	2,685,239	—
France	22,126,040	—	22,126,040	—
Germany	36,008,131	—	36,008,131	—
Hong Kong	16,825,638	—	16,825,638	—
Ireland	3,515,859	—	3,515,859	—
Israel	3,117,979	—	3,117,979	—
Japan	80,249,288	—	80,249,288	—
Netherlands	17,715,670	—	17,715,670	—
Norway	3,324,221	—	3,324,221	—
Singapore	10,116,135	—	10,116,135	—

5

International Value Equity Fund
As of 6-30-13 (Unaudited)

South Africa	2,290,981	—	2,290,981	—
Spain	4,302,657	—	4,302,657	—
Sweden	12,048,363	—	12,048,363	—
Switzerland	23,429,554	—	23,429,554	—
United Kingdom	69,893,659	—	69,893,659	—
Preferred Securities
Brazil	2,360,508	2,360,508	—	—
Securities Lending Collateral	8,230,430	8,230,430	—	—
Short-Term Investments	20,658,000	—	20,658,000	—

Total Investments in
Securities	$397,464,885	$41,709,697	$355,755,188	—

Repurchase agreements. The fund may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the portfolios.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-554-6713**

This report is for the information of the shareholders of John Hancock International Value Equity Fund.

366Q1 6/13
8/13

John Hancock
MUTUAL FUNDS

John Hancock Strategic Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2013

Strategic Growth Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Common Stocks 97.9%		$1,023,592,425

(Cost $930,428,138)

Consumer Discretionary 17.5%		182,749,315

Hotels, Restaurants & Leisure 3.5%
Las Vegas Sands Corp.	180,969	9,578,689
Panera Bread Company, Class A (I)	96,030	17,855,818
Starbucks Corp.	141,844	9,289,364

Internet & Catalog Retail 5.6%
Amazon.com, Inc. (I)	113,477	31,511,428
priceline.com, Inc. (I)	18,387	15,208,439
TripAdvisor, Inc. (I)	192,763	11,733,484

Media 3.1%
AMC Networks, Inc., Class A (I)	300,189	19,635,362
Comcast Corp., Class A	308,191	12,907,039

Specialty Retail 3.6%
Lowe's Companies, Inc.	192,508	7,873,577
The Home Depot, Inc.	282,143	21,857,618
Tractor Supply Company	68,688	8,078,396

Textiles, Apparel & Luxury Goods 1.7%
Michael Kors Holdings, Ltd. (I)	277,654	17,220,101

Consumer Staples 6.9%		71,850,841

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	167,360	18,504,995
Whole Foods Market, Inc.	189,358	9,748,150

Food Products 0.8%
The Hain Celestial Group, Inc. (I)(L)	127,348	8,273,800

Tobacco 3.4%
Philip Morris International, Inc.	407,803	35,323,896

Energy 4.4%		45,632,134

Energy Equipment & Services 2.9%
Halliburton Company	410,612	17,130,733
Schlumberger, Ltd.	176,493	12,647,488

Oil, Gas & Consumable Fuels 1.5%
Anadarko Petroleum Corp.	184,498	15,853,913

Financials 5.5%		58,006,528

Commercial Banks 2.6%
First Republic Bank	389,934	15,004,660
Wells Fargo & Company	291,527	12,031,319

Diversified Financial Services 2.9%
Citigroup, Inc.	367,279	17,618,374
JPMorgan Chase & Company	252,930	13,352,175

Health Care 16.7%		174,542,654

Biotechnology 7.3%
Alexion Pharmaceuticals, Inc. (I)	208,506	19,232,593
Amgen, Inc.	96,962	9,566,271
Biogen Idec, Inc. (I)	100,555	21,639,436
Gilead Sciences, Inc. (I)	497,331	25,468,321

1

Strategic Growth Fund
As of 6-30-13 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Providers & Services 1.3%
Express Scripts Holding Company (I)	218,644	$13,488,148

Health Care Technology 2.3%
Cerner Corp. (I)(L)	87,534	8,411,142
Medidata Solutions, Inc. (I)	204,383	15,829,463

Pharmaceuticals 5.8%
AbbVie, Inc.	408,571	16,890,325
Allergan, Inc.	139,827	11,779,026
Merck & Company, Inc.	301,013	13,982,054
Perrigo Company	150,875	18,255,875

Industrials 13.7%		143,073,186

Aerospace & Defense 3.7%
B/E Aerospace, Inc. (I)	87,779	5,537,099
Precision Castparts Corp.	95,063	21,485,189
United Technologies Corp.	123,325	11,461,826

Building Products 2.4%
Fortune Brands Home & Security, Inc.	449,695	17,421,184
USG Corp. (I)	353,068	8,138,217

Electrical Equipment 1.4%
Eaton Corp. PLC	215,590	14,187,978

Machinery 3.7%
Caterpillar, Inc.	83,680	6,902,763
Cummins, Inc.	156,193	16,940,693
WABCO Holdings, Inc. (I)	197,870	14,778,910

Road & Rail 1.0%
Union Pacific Corp.	68,592	10,582,374

Trading Companies & Distributors 1.5%
United Rentals, Inc. (I)(L)	313,303	15,636,953

Information Technology 26.7%		279,365,408

Computers & Peripherals 5.1%
Apple, Inc.	134,779	53,383,266

Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., Class A (L)	165,432	12,893,770

Internet Software & Services 9.7%
eBay, Inc. (I)	345,251	17,856,382
Equinix, Inc. (I)	94,503	17,456,594
Facebook, Inc., Class A (I)	630,818	15,682,135
Google, Inc., Class A (I)	48,115	42,359,003
LinkedIn Corp., Class A (I)	43,927	7,832,184

IT Services 5.7%
Alliance Data Systems Corp. (I)(L)	92,819	16,803,024
FleetCor Technologies, Inc. (I)	174,462	14,183,761
Visa, Inc., Class A	156,849	28,664,155

Semiconductors & Semiconductor Equipment 1.6%
Texas Instruments, Inc.	479,283	16,712,598

Software 3.4%
Guidewire Software, Inc. (I)	168,305	7,077,225
Salesforce.com, Inc. (I)(L)	414,069	15,809,154

2

Strategic Growth Fund
As of 6-30-13 (Unaudited)

		Shares	Value

Information Technology (continued)

ServiceNow, Inc. (I)		241,716	$9,762,909
Splunk, Inc. (I)		62,322	2,889,248

Materials 2.8%			29,643,713

Chemicals 1.9%
Monsanto Company		71,885	7,102,238
The Sherwin-Williams Company		75,353	13,307,340

Metals & Mining 0.9%
Nucor Corp. (L)		213,161	9,234,135

Telecommunication Services 3.7%			38,728,646

Wireless Telecommunication Services 3.7%
Crown Castle International Corp. (I)		286,294	20,724,823
SBA Communications Corp., Class A (I)(L)		242,901	18,003,823

	Yield (%)	Shares	Value

Securities Lending Collateral 6.6%			$68,618,907

(Cost $68,621,719)

John Hancock Collateral Investment Trust (W)	0.2263%(Y)	6,857,022	68,618,907

		Par Value	Value

Short-Term Investments 1.0%			$10,563,000

(Cost $10,563,000)

Repurchase Agreement 1.0%			10,563,000

Repurchase Agreement with State Street Corp. dated 6-28-13 at
0.010% to be repurchased at $10,563,009 on 7-1-13, collateralized by $10,985,000 U.S. Treasury Note. 0.625% due 8-31-17 (valued at
$10,779,031, including interest)		$10,563,000	10,563,000

Total investments (Cost $1,009,612,857) 105.5%			$1,102,774,332

Other assets and liabilities, net (5.5%)			($57,348,127)

Total net assets 100.0%		$1,045,426,205

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 6-30-13. The value of securities on loan amounted to $66,708,578.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 6-30-13.

† At 6-30-13, the aggregate cost of investment securities for federal income tax purposes was $1,010,623,742. Net unrealized appreciation aggregated $92,150,590, of which $121,814,586 related to appreciated investment securities and $29,663,996 related to depreciated investment securities.

3

Strategic Growth Fund
As of 6-30-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities.Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2013 all investments are categorized as Leve 1, except for repurchase agreements which are categorized as Level 2, under the hierarchy described above.

Repurchase agreement. The fund may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.

393Q1 6/13
8/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	August 20, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	August 20, 2013